Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
AccountingPoliciesLineItems [Line Items]
Net loss	$ 480,145	$ 627,667	$ 1,162,661	$ 1,549,973
Net cash flows used in operating activities			964,297	1,183,486
Cash equivalents	0		0		$ 0
Allowance for doutful accounts	50,268		50,268		44,519
Inventory reserve	69,233		69,233		70,562
Impairment of long-lived assets			0	$ 0
Deferred tax assets or liabilities	0		0		0
Uncertain tax positions	0		0		$ 0
Financial Institution [Member]
AccountingPoliciesLineItems [Line Items]
Bank loan	$ (1,500,000)		$ (1,500,000)
Private Related Party [Member]
AccountingPoliciesLineItems [Line Items]
Interest rate			10.00%
Debt maturity date			Mar. 15, 2022